FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING	6 Months Ended
Jun. 30, 2012
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING [Abstract]
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING

3.                                      FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING

During April 2011, the following transactions in connection with the transfer of the interests in the Golar Winter and the subsequent IPO occurred:

Capital contribution

(i)                                   Golar contributed to the Partnership its 100% interest in the subsidiary which leases the Golar Winter. This has been accounted for as a capital contribution by Golar to the Partnership.

Recapitalization of the Partnership

(ii)                                The Partnership issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in the Partnership, in exchange for Golar's existing 98% limited partner interest in the Partnership;

(iii)                             The Partnership issued 797,492 general partner units to the General Partner, representing a 2% general partner interest in the Partnership, and 81% of the IDRs. The remaining 19% of the IDRs were issued to Golar Energy. The IDRs entitle the holder to increasing percentages of the cash the Partnership distributes in excess of $0.4428 per unit per quarter; and

Initial Public Offering

(iv)                            In the IPO, Golar sold 13.8 million common units (including 1.8 million common units sold pursuant to the exercise of the overallotment option granted to the underwriters) of the Partnership to the public at a price of $22.50 per unit, raising gross proceeds of $310.5 million. Expenses relating to the IPO were borne by Golar.

Agreements

In connection with the IPO, the Partnership entered into several agreements, including:

•                                          A management and administrative services agreement with Golar Management Limited, a subsidiary of Golar ("Golar Management"), pursuant to which Golar Management agreed to provide certain management and administrative services to the Partnership;

•                                          A $20.0 million revolving credit agreement with Golar; and

•                                        An Omnibus Agreement with Golar, the General Partner and others governing, among other things:

•                  To what extent the Partnership, Golar may compete with each other;

•                  The Partnership's option to purchase an LNG carrier, the NR Satu (formerly the Khannur), from Golar upon completion of its FSRU retrofitting and acceptance by its charterer and upon reaching an agreement with Golar regarding its purchase price;

•                  Certain rights of first offer on certain FSRUs and LNG carriers operating under charters for five or more years; and

•                  The provision of certain indemnities to the Partnership by Golar.

In October 2011, the Partnership exercised its option under the Omnibus Agreement to purchase an FSRU, the Golar Freeze, from Golar.